INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES - Income tax (expense) benefit (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DEFERRED INCOME TAX ASSETS/LIABILITIES
Current tax	$ (2,899)	$ 54,562	$ (113,011)
Deferred tax	341,156	27,974	(89,094)
Income tax benefit (expense)	$ 338,257	$ 82,536	$ (202,105)